Employee Benefit Plan, Schedule, Asset Held for Investment (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	$ 23,589
EBP, Asset Held for Investment	$ 1,025,576
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	8.50%
Investment, Identifier [Axis]: American Funds 2010 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds 2010 Target Date Retirement Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 6,216
Investment, Identifier [Axis]: American Funds 2015 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds 2015 Target Date Retirement Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,695
Investment, Identifier [Axis]: American Funds 2020 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds 2020 Target Date Retirement Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 13,496
Investment, Identifier [Axis]: American Funds 2025 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds 2025 Target Date Retirement Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 25,449
Investment, Identifier [Axis]: American Funds 2030 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds 2030 Target Date Retirement Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 42,696
Investment, Identifier [Axis]: American Funds 2035 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds 2035 Target Date Retirement Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 56,248
Investment, Identifier [Axis]: American Funds 2040 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds 2040 Target Date Retirement Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 61,115
Investment, Identifier [Axis]: American Funds 2045 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds 2045 Target Date Retirement Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 63,852
Investment, Identifier [Axis]: American Funds 2050 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds 2050 Target Date Retirement Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 72,095
Investment, Identifier [Axis]: American Funds 2055 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds 2055 Target Date Retirement Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 65,999
Investment, Identifier [Axis]: American Funds 2060 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds 2060 Target Date Retirement Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 26,011
Investment, Identifier [Axis]: American Funds 2065 Target Date Retirement Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds 2065 Target Date Retirement Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 12,194
Investment, Identifier [Axis]: American Funds American Mutual Fund Class R5E
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds American Mutual Fund Class R5E [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 28,709
Investment, Identifier [Axis]: Eaton Vance Atlanta Capital SMID-Cap Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Eaton Vance Atlanta Capital SMID-Cap Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,949
Investment, Identifier [Axis]: Federated Hermes Government Obligations Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Federated Hermes Government Obligations Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 22,777
Investment, Identifier [Axis]: Fidelity 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity 500 Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 80,797
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Balanced
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Balanced [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 26,224
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Mid Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Mid Cap Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,168
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Small Cap Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,399
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity U.S. Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity U.S. Bond Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,039
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Fidelity Global ex U.S. Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Global ex U.S. Index Fund [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,846
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: Invesco Short-Term Investments Trust Government & Agency Portfolio Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Invesco Short-Term Investments Trust Government & Agency Portfolio Institutional Class [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,142
Investment, Identifier [Axis]: JPMorgan Large Cap Growth Fund Class R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JPMorgan Large Cap Growth Fund Class R6 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 88,599
Investment, Identifier [Axis]: JPMorgan Small Cap Equity Fund Class R5
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JPMorgan Small Cap Equity Fund Class R5 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 24,243
Investment, Identifier [Axis]: Loomis Sayles Investment Grade Bond Fund Class A
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Loomis Sayles Investment Grade Bond Fund Class A [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 16,095
Investment, Identifier [Axis]: MFS International Diversification Fund Class R3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	MFS International Diversification Fund Class R3 [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 20,713
Investment, Identifier [Axis]: Nomura Small Cap Value Fund Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Nomura Small Cap Value Fund Institutional Class [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,844
Investment, Identifier [Axis]: ONE Gas, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	ONE Gas, Inc. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 65,614
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Investment, Identifier [Axis]: ONEOK, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	ONEOK, Inc. [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 63,509
Investment, Identifier [Axis]: Vanguard Primecap Fund Admiral Share
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard Primecap Fund Admiral Share [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 91,254